Income Taxes (Details) - Schedule of company's valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule Of CompanyS Valuation Allowance [Abstract]
Valuation allowance at beginning of year	$ 52,487	$ 48,926
Increases recorded to income tax provision	13,175	3,561
Valuation allowance at the end of year	$ 65,662	$ 52,487